EARNINGS PER SHARE (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income	$ 63,543	$ 83,254	$ 43,466	$ 43,052	$ 56,990	$ 61,713	$ 46,817	$ 55,829	$ 233,315	$ 221,349	$ 172,521
Less: Net income attributable to noncontrolling interests									(8,791)
Net income available to common stockholders	$ 60,642	$ 79,402	$ 41,428	$ 43,052	$ 56,990	$ 61,713	$ 46,817	$ 55,829	$ 224,524	$ 221,349	$ 172,521
Denominator:
Denominator for basic earnings per share									172,242	126,550	117,257
Effect of dilutive securities:
Common stock equivalents									1,539	744	843
Noncontrolling interest - OP units									6,727
Denominator for diluted earnings per share									180,508	127,294	118,100
Earnings per share - basic:
Net income available to common stockholders (in dollars per share)	$ 0.32	$ 0.43	$ 0.23	$ 0.32	$ 0.45	$ 0.48	$ 0.37	$ 0.45	$ 1.30	$ 1.75	$ 1.47
Earnings per share - diluted:
Net income (in dollars per share)	$ 0.32	$ 0.43	$ 0.22	$ 0.32	$ 0.44	$ 0.48	$ 0.37	$ 0.45	$ 1.29	$ 1.74	$ 1.46